Other financial assets	12 Months Ended
Dec. 31, 2018
Disclosure of financial assets [abstract]
Other financial assets
19	Other financial assets

	At December 31,
	2018	2017
Non-current
Other financial assets at fair value through profit or loss
Equity investments (*)	3,372	-
	3,372	-
Other financial assets at amortized cost
Time Deposits	-	2,500
Related parties (Note 26)	2,339	-
	2,339	2,500
	5,711	2,500
Current
Other financial assets at fair value through profit or loss
Corporate Bonds	21,391	12,593
Treasury bills	11,872	-
Related parties (Note 26)	4,744	3,621
	38,007	16,214
Other financial assets at amortized cost
Related parties (Note 26)	13,569	-
Time Deposits	24,400	23,500
Treasury bills	4,946	-
Other	57	82
	42,972	23,582
	80,979	39,796

(*) As of December 31, 2018 includes equity investments where the group holds a minor equity interest and does not exert significant influence, mainly TA’s purchase of a 8.16% stake in Firenze Parcheggi S.p.A., a company that manages public parking lots in Florence, for a global amount of € 2,843 (approximately USD 3,255).

Fair value of other financial assets approximate book value.